Cash and cash equivalents - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Decrease in cash and cash equivalents	€ (42,533)	€ (35,230)	€ 84,056
Minimum cash balance	25,300
Cash and cash equivalents	€ 41,388	€ 83,921	€ 119,151	€ 35,094